EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS - Other operating expenses (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Net (losses) / gain on disposal of cryptocurrencies	$ 471	$ (2,230)	$ (3,131)	$ 18,725	$ 2,716
(Recognition) / reversal of impairment loss of cryptocurrencies	1	(561)
Net losses on disposal of mining machines	(572)		(497)	(36)	(2,984)
Total	$ (100)	$ (2,791)	$ (3,628)	$ 14,625	$ (2,045)